Acquisitions (Supplemental pro forma combined results of operations) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Solid Concepts Inc. [Member]
Acquisitions [Line Items]
Net sales	$ 205,356	$ 142,010	$ 568,274	$ 375,985
Net loss attributable to Stratasys Ltd.	(18,203)	(12,347)	(15,590)	(56,459)
Net loss per ordinary share attributable to Stratasys Ltd.- basic and diluted	$ (0.36)	$ (0.29)	$ (0.31)	$ (1.39)
MakerBot [Member]
Acquisitions [Line Items]
Net sales		131,170		363,161
Net loss attributable to Stratasys Ltd.		$ (6,108)		$ (27,165)
Net loss per ordinary share attributable to Stratasys Ltd.- basic and diluted		$ (0.14)		$ (0.63)